Investments in Affiliates and Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended						12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Dec. 31, 2012 Employees	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Scarborough [Member]	Dec. 31, 2011 Scarborough [Member]	Dec. 31, 2010 Scarborough [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in affiliates			$ 77,000,000			$ 74,000,000
Non-controlling ownership interest percentage							20.00%	50.00%	51.00%
Investments in affiliates, carrying value									53,000,000
Payments received through transactions, net									15,000,000	14,000,000	7,000,000
Receivable from affiliates			6,000,000			12,000,000
Selling, general and administrative expenses				12,000,000
Initial public offering amount			200,000,000
Term of agreement			8 years
Settlement amount	102,000,000	102,000,000
Interest rate of short-term loan			2.99%			3.01%	3.47%	7.70%
Loans outstanding			0		5,000,000
Number of employees enrolled in health benefit plans			7,300
Health Plan Fees			$ 2.50